Interest and Finance Costs (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest And Finance Costs Details Narrative
Non-hedging instruments' interest	$ 12,645	$ 10,313	$ 5,531